Sturgeon Acquisition (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the carrying value of Sturgeon as of September 13, 2014, the date at which Sturgeon commenced operations with the acquisition of the Sturgeon subsidiaries:

Sturgeon
Cash and cash equivalents	$705,638
Accounts receivable	7,587,298
Inventories	2,221,073
Other current assets	555,939
Property, plant and equipment	20,424,087
Sand reserves	57,420,000
Goodwill	2,683,727
Total assets acquired	$91,597,762

Accounts payable and accrued liabilities	$2,878,072
Total liabilities assumed	$2,878,072
Net assets acquired	$88,719,690

Allocation of purchase price
Carrying value of members' equity prior to Sturgeon contribution	$81,738,675